Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Other Long-Term Liabilities [Text Block]
15—OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2012	2011
Provision for retirement indemnities (Japan & France) 	1,016	939
Provision for employee termination indemnities (Italy)	246	219
Provision for warranty costs, less current portion	396	636
Conditional government subsidies, less current portion	341	341
Total	1,999	2,135

Pension, post-retirement, and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2012 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires. The largest part of this liability relates to employees in France. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management best estimate based on the following assumptions as of year-end:
	Pension Benefits – France
	2012	2011	2010

Discount rate	3.20%	4.70%	4.60%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	25	25

	Pension Benefits – Japan
	2012	2011	2010

Discount rate	1.60%	1.00%	1.00%
Salary increase	1.50%	1.50%	2.30%

F-30

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In 2012, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	517	498
Current liabilities	-	39
Accumulated other comprehensive income	(68)	(157)
Total	449	380

In 2011, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non current liabilities	386	552
Current liabilities	-	94
Accumulated other comprehensive income	25	(199)
Total	411	447

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year ending December 31, 2012:

France	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	386	371	262
Service cost	29	31	21
Interest cost	18	17	13
Plan amendments			31
Actuarial (gain) / loss	93	(33)	43
Benefits paid	(8)	-	-
Benefit obligations at end of year (1)	517	386	371

Unrecognized actuarial (gain) loss	38	(56)	(23)
Unrecognized prior service cost	30	31	31
Accrued pension cost	449	411	363

(1) The accumulated benefit obligation was € 353 thousand and € 264 thousand at December 31, 2012 and 2011 respectively.

F-31

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Japan	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	646	562	435
Service cost	61	68	50
Interest cost	6	6	6
Plan amendments	-	-	-
Termination benefits	-	-	-
Actuarial (gain) / loss	(6)	37	68
Benefits paid	(93)	-	(95)
Exchange rate impact	(76)	47	98
Benefit obligations at end of year (1)	538	646	562

Unrecognized actuarial (gain) loss	157	199	236
Unrecognized prior service cost	-	-	-
Accrued pension cost	380	447	326

(1) The accumulated benefit obligation was € 474 thousand and € 570 thousand at December 31, 2012 and 2011 respectively.